COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments	Future minimum payments due for space segment services to be rendered subsequent to December 31, 2019, are as follows:
Year ending December 31,

2020	$8,402
2021	2,877
2022	1,215

$12,494